VIRTUS Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.7%
Australia—10.8%
National Storage REIT	478,154	$ 750
NEXTDC Ltd.(1)	92,024	776
Scentre Group	649,600	1,149
		2,675

Belgium—2.8%
Aedifica S.A.	8,041	515
Warehouses De Pauw CVA	6,716	184
		699

Canada—7.2%
Allied Properties Real Estate Investment Trust	23,400	384
Boardwalk Real Estate Investment Trust	2,740	128
Chartwell Retirement Residences	77,400	553
First Capital Real Estate Investment Trust	43,200	477
Granite Real Estate Investment Trust	4,001	237
		1,779

China—1.4%
Hang Lung Properties Ltd.	227,300	352
France—2.6%
Klepierre S.A.	25,981	644
Germany—4.0%
Vonovia SE	51,010	996
Hong Kong—9.6%
Link REIT	184,209	1,025
Swire Properties Ltd.	455,600	1,123
Wharf Real Estate Investment Co., Ltd.	46,000	231
		2,379

India—1.6%
Capitaland India Trust	472,100	399
Ireland—1.9%
Irish Residential Properties REIT plc	458,133	476
Japan—25.4%
Comforia Residential REIT, Inc.	234	560
Hulic Co., Ltd.	51,000	437
Japan Hotel REIT Investment Corp. Class A	1,615	824
Mitsubishi Estate Co., Ltd.	98,840	1,174
Mitsui Fudosan Co., Ltd.	52,800	1,052
Mitsui Fudosan Logistics Park, Inc.	169	587
Nippon Accommodations Fund, Inc.	81	365
Nippon Prologis REIT, Inc.	166	334
Orix JREIT, Inc.	538	662
United Urban Investment Corp.	290	293
		6,288

Mexico—1.1%
Prologis Property Mexico S.A. de C.V.	73,400	272
	Shares	Value

Singapore—7.8%
CapitaLand Ascendas REIT	542,000	$ 1,094
CapitaLand Integrated Commercial Trust	583,000	826
		1,920

Spain—2.9%
Merlin Properties Socimi S.A.	85,200	729
Sweden—4.9%
Castellum AB	83,914	801
Catena AB	11,497	421
		1,222

United Kingdom—12.7%
Derwent London plc	17,031	444
Land Securities Group plc	80,400	586
Safestore Holdings plc	21,526	232
Segro plc	59,168	539
UNITE Group plc (The)	62,200	687
Workspace Group plc	108,900	654
		3,142

Total Common Stocks (Identified Cost $26,183)		23,972

Rights—0.0%
India—0.0%
Capitaland India Trust 07/17/2023(1)	56,180	3
Total Rights (Identified Cost $0)		3

Total Long-Term Investments—96.7% (Identified Cost $26,183)		23,975

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	187,861	188
Total Short-Term Investment (Identified Cost $188)		188

TOTAL INVESTMENTS—97.5% (Identified Cost $26,371)		$24,163
Other assets and liabilities, net—2.5%		621
NET ASSETS—100.0%		$24,784

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Country Weightings†
Japan	26%
United Kingdom	13
Australia	11
Hong Kong	10
Singapore	8
Canada	7
Sweden	5
Other	20
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$23,972	$9,959	$14,013
Rights	3	—	3
Money Market Mutual Fund	188	188	—
Total Investments	$24,163	$10,147	$14,016
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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